Pension Liability	12 Months Ended
Dec. 31, 2024
Pension Liability [Abstract]
Pension Liability

Note 8

Pension Liability:

The Company joined a collective pension plan operated by an insurance company as of 2016 which covers the employees in Switzerland.

Both the Company and the participants provide monthly contributions to the pension plan which are based on the covered salary. The respective saving parts of premiums are credited to employees’ accounts. In addition, interest is credited to employees’ accounts at the rate provided in the plan. The pension plan provides for retirement benefits as well as benefits on long-term disability and death.

The following table provides information on the pension plan for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Service cost	$69,716	$53,920	$39,667
Interest cost	24,375	14,416	2,743
Expected return on assets	(32,364)	(14,767)	(12,196)
Effect of settlement, curtailment, plan amendment	(44,236)	—	(72,600)
Actuarial loss outside corridor recognized	5,231	—	3,091
Past service cost recognized in year	3,094	3,031	2,855
Administrative expenses	1,861	2,926	2,298
Net periodic pension cost	$27,677	$59,525	$(34,142)

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2024	2023
Projected benefit obligation, beginning of period	$809,028	$584,737
Service cost and plan amendments	26,283	53,920
Interest cost	24,375	14,416
Employer contributions	14,777	(3,759)
Transfers-in and (-out), net	1,342,430	42,413
Actuarial (gain)/loss	21,240	123,388
Currency conversion adjustments	(24,956)	(6,087)
Projected benefit obligation, end of period	$2,213,177	$809,028

Plan assets, beginning of period	$548,343	$448,615
Actual return on plan assets	32,364	27,844
Employer contributions	33,300	38,737
Participant contributions	14,777	20,655
Actuarial (gain)/loss	178,872	—
Transfers-in and (-out), net	1,445,453	17,999
Administration expenses	(1,861)	(2,926)
Currency conversion adjustments	(38,071)	(2,581)
Plan assets, end of period	$2,213,177	$548,343
Accrued pension liability	$—	$260,685

As of December 31, 2024, the Company does not have any active employees participating in a defined benefit pension plan. However, the Company continues to maintain a capped pension obligation related to survivor benefits payable to orphans of a former employee. This obligation is fully covered by existing plan assets and does not give rise to any unfunded liability. All other obligations and liabilities associated with the Company’s prior pension plan have been fully settled and transferred. As a result, the Company has no net pension-related liability or associated pension expense recognized on its balance sheet as of December 31, 2024.

The pension assets are measured at fair value and are invested in a collective pension foundation with pooled investments. Plan assets mainly consist of cash and cash equivalents, equity funds, equity securities, corporate bonds, government bonds, and real estate funds classified as Level 1 and Level 2 under the fair value hierarchy.

The Company records net gains/losses, consisting of actuarial gains/losses, curtailment gains/losses and differences between expected and actual returns on plan assets, in other comprehensive income/loss. Such net gains/losses are amortized to the statements of operations to the extent that they exceed 10% of the greater of projected benefit obligations or pension assets. The Company further records prior service costs/credits from plan amendments in other comprehensive income/loss in the period of the respective plan amendment and amortizes such amounts to the statement of operations over the future service period of the plan participants. For the years ended December 31, 2024 and 2023, the amortization was $0. As of December 31, 2024, and 2023, the accumulated other comprehensive (income) loss includes unrecognized pension costs of $(108,853) and $158,073, respectively.

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2024	2023
Net loss, beginning of period	$158,073	$50,791
Other (gain)/loss during the period	(47,413)	110,313
Other prior year (gain)/loss recognized in period	(157,632)	—
Effect of settlement, curtailment	(58,787)	—
Amortization of pension related net loss	—	—
Net (gain)/loss, end of period	(105,759)	161,104

Prior service cost, beginning of period	—	—
Amortization of prior service cost	(3,094)	(3,031)
Prior service cost end of period	(3,094)	(3,031)
Total unrecognized pension (credit) cost, end of period	$(108,853)	$158,073

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2024	2023
Discount rate	0.95%	1.45%
Rate of increase in compensation level	0.65%	0.65%
Interest credit rate on savings accounts	1.25%	1.45%
Expected long-term rate of return on plan assets	2.15%	2.30%
Inflation rate	1.25%	1.25%

The assumption of the expected long-term rate of return on plan assets was based on the long-term historical rates of returns for the different investment categories which were adjusted, where appropriate, to reflect financial market developments. The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance. The accumulated benefit obligation as of December 31, 2024, and 2023 amounted to $2,213,177 and $809,028, respectively.